Related Party Transactions - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 26, 2025	Apr. 28, 2025	Mar. 18, 2025	Oct. 11, 2024	Sep. 19, 2024	Oct. 31, 2024	Sep. 30, 2024	Mar. 31, 2027	Mar. 31, 2026	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2026	Dec. 31, 2025
Paragon Option Agreements | Paragon Therapeutics
Related Party Transaction [Line Items]
Accounts payable and other current liabilities											$ 6,300
Paragon Option Agreements | Paragon Therapeutics | Forecast
Related Party Transaction [Line Items]
Percent of outstanding shares								1.00%	1.00%			1.00%	1.00%
CR-001 | Paragon Option Agreements | Paragon Therapeutics | License Agreement Terms
Related Party Transaction [Line Items]
Non-refundable milestone payments			$ 22,000				$ 22,000
Milestone payment		$ 2,500
CR-002 | Paragon Option Agreements | Paragon Therapeutics | License Agreement Terms
Related Party Transaction [Line Items]
Development costs incurred										$ 800
Accounts payable and other current liabilities										$ 800
Non-refundable milestone payments	$ 46,000						$ 46,000
RSAs
Related Party Transaction [Line Items]
Granted (in shares)						296,104				296,104	20,164
Consultant Providing Regulatory And Strategic Services | RSAs
Related Party Transaction [Line Items]
Granted (in shares)						19,740
Fairmount Convertible Note Purchase Agreement | Convertible Notes Payable
Related Party Transaction [Line Items]
Convertible notes payable						$ 37,500					$ 0
Paragon Therapeutics | CR-001 | Paragon Option Agreements | Paragon Therapeutics | License Agreement Terms
Related Party Transaction [Line Items]
Development costs incurred										$ 4,700
Related Party
Related Party Transaction [Line Items]
Accounts payable and other current liabilities										$ 7,221	$ 6,273
Related Party | Paragon Option Agreements | Paragon Therapeutics | Forecast
Related Party Transaction [Line Items]
Percent of outstanding shares										1.00%
Related Party | Paragon Option Agreements | Paragon Therapeutics | License Agreement Terms
Related Party Transaction [Line Items]
Accounts payable and other current liabilities										$ 7,200
Related Party | CR-001 | Paragon Option Agreements | Paragon Therapeutics | License Agreement Terms
Related Party Transaction [Line Items]
Accounts payable and other current liabilities										6,200
Non-refundable milestone payments										12,000
Milestone payment										10,000
Related Party | CR-002 | Paragon Option Agreements | Paragon Therapeutics | License Agreement Terms
Related Party Transaction [Line Items]
Non-refundable milestone payments										26,000
Milestone payment										$ 20,000
Related Party | RSAs | Chief Executive Officer
Related Party Transaction [Line Items]
Granted (in shares)				197,404
Cost paid				$ 200
RSAs purchased (in shares)				148,053
Related Party | Ordinary Shares
Related Party Transaction [Line Items]
Granted (in shares)				763,913
Related Party | Consultant Providing Regulatory And Strategic Services | RSAs
Related Party Transaction [Line Items]
Granted (in shares)				19,740
Related Party | Fairmount Convertible Note Purchase Agreement | Convertible Notes Payable
Related Party Transaction [Line Items]
Convertible notes payable						15,000
Related Party | Crescent Biopharma | Paragon Therapeutics
Related Party Transaction [Line Items]
Ownership percentage (less than for Paragon and Parascent, and more than for Fairmount) (in percent)										9.00%	5.00%
Related Party | Crescent Biopharma | Parascent Holding LLC
Related Party Transaction [Line Items]
Ownership percentage (less than for Paragon and Parascent, and more than for Fairmount) (in percent)										9.00%	5.00%
Related Party | Crescent Biopharma | Fairmount Healthcare Fund II L.P.
Related Party Transaction [Line Items]
Ownership percentage (less than for Paragon and Parascent, and more than for Fairmount) (in percent)										74.00%	5.00%
Related Party | Paragon Therapeutics | Fairmount Healthcare Fund II L.P.
Related Party Transaction [Line Items]
Ownership percentage (less than for Paragon and Parascent, and more than for Fairmount) (in percent)											5.00%
Related Party | Fairmount Healthcare Fund II L.P. | Fairmount Convertible Note Purchase Agreement | Convertible Notes Payable
Related Party Transaction [Line Items]
Convertible notes payable						$ 15,000
Related Party | Fairmount Healthcare Fund II L.P. | Series Seed Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible preferred stock, issued (in shares)					20,000,000		20,000,000
Convertible preferred stock, purchase price (in dollars per share)					$ 0.20		$ 0.20
Issuance of Series Seed convertible preferred stock					$ 4,000		$ 4,000